UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00749

STONEBRIDGE FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Richard C. Barrett, President

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: May 1, 2010 - July 31, 2010

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS
STONEBRIDGE INSTITUTIONAL SMALL-CAP GROWTH FUND (SBSCX)	July 31, 2010 (Unaudited	)

	Shares	Market Value
COMMON STOCKS (99.69%)
CONSUMER CYCLICAL - (16.45%)
Advertising (3.76%)
Arbitron, Inc.	16,150	$466,735

Education Services (3.36%)
K12, Inc.**	16,000	416,800

Leisure Time (3.23%)
WMS Industries, Inc.**	10,400	400,504

Restaurants (3.58%)
Buffalo Wild Wings, Inc.**	10,400	443,456

Specialty Stores (2.52%)
Tractor Supply Co.	4,500	312,795

TOTAL CONSUMER CYCLICAL		2,040,290

CONSUMER STAPLES - (2.23%)
Packaged Foods (2.23%)
Smart Balance, Inc.**	72,500	276,950

TOTAL CONSUMER STAPLES		276,950

ENERGY - (5.70%)
Oil & Gas (5.70%)
Atwood Oceanics, Inc.**	13,000	353,600
SandRidge Energy, Inc.**	60,000	354,000

TOTAL ENERGY		707,600

FINANCIALS - (4.40%)
Diversified Financial Services (4.40%)
Affiliated Managers Group, Inc.**	7,700	545,391

TOTAL FINANCIALS		545,391

HEALTHCARE - (27.14%)
Biotechnology (5.91%)
Celera Corp.**	28,000	187,320
Nanosphere, Inc.**	22,500	103,500
Onyx Pharmaceuticals, Inc.**	17,000	442,000

		732,820

Healthcare Equipment (6.24%)
Accuray, Inc.**	27,700	182,266
Given Imaging Ltd.**	11,000	176,550
Kinetic Concepts, Inc.**	11,700	415,467

		774,283

Healthcare Products (3.14%)
Merit Medical Systems, Inc.**	23,000	389,160

Healthcare Services (7.01%)
Genoptix, Inc.**	25,350	438,048
IPC The Hospitalist Co., Inc**	16,750	431,313

		869,361

Healthcare Supplies (1.42%)
RTI Biologics, Inc.**	61,000	176,290

Healthcare Technology (3.42%)
athenahealth, Inc.**	15,300	$424,881

TOTAL HEALTHCARE		3,366,795

INDUSTRIALS - (14.22%)
Commercial Services (2.34%)
ICF International, Inc.**	12,600	289,800

Electrical Components (1.50%)
American Superconductor Corp.**	6,175	186,176

Electrical Components & Equipment (1.57%)
GT Solar International, Inc.**	30,000	194,400

Engineering & Construction (3.19%)
Tutor Perini Corp.**	20,500	395,240

Environmental Control (2.31%)
Energy Recovery, Inc.**	70,000	287,000

Machinery Industrial (1.75%)
American Science & Engineering, Inc.	2,750	217,745

Metal Fabrication & Hardware (1.56%)
Kaydon Corp.	5,100	193,749

TOTAL INDUSTRIALS		1,764,110

MATERIALS - (4.02%)
Chemicals (4.02%)
Calgon Carbon Corp.**	18,000	238,320
Intrepid Potash, Inc.**	10,750	260,150

TOTAL MATERIALS		498,470

TECHNOLOGY - (25.53%)
Application Software (0.92%)
Kenexa Corp.**	9,500	114,285

Communication Equipment (6.83%)
Brocade Communications Systems, Inc.**	70,000	346,500
EZchip Semiconductor Ltd.**	11,750	260,145
Riverbed Technology, Inc.**	6,500	241,085

		847,730

Computers (5.19%)
Compellent Technologies, Inc.**	23,000	308,430
Intermec, Inc.**	32,000	336,000

		644,430

Electronic Manufacturing Services (2.98%)
Jabil Circuit, Inc.	25,500	370,005

Semiconductors (3.76%)
TriQuint Semiconductor, Inc.**	67,250	466,042

Software (5.85%)
CommVault Systems, Inc.**	19,500	361,140
Rosetta Stone, Inc.**	17,000	364,310

		725,450

TOTAL TECHNOLOGY		3,167,942

TOTAL COMMON STOCKS
(Cost $11,658,914)		12,367,548

MUTUAL FUNDS (3.21%)
Fifth Third U.S. Treasury Money Market Fund
(0.02% 7 Day Yield)	397,701	397,701

TOTAL MUTUAL FUNDS

(Cost $397,701)	$397,701

TOTAL INVESTMENTS (102.90%)
(Cost $12,056,615)	$12,765,249

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.90%)	(359,380)

NET ASSETS (100.00%)	$12,405,869

** Non Income Producing Security.

See Notes to Quarterly Statement of Investments.

STATEMENT OF INVESTMENTS
STONEBRIDGE SMALL-CAP GROWTH FUND (SBAGX)	July 31, 2010 (Unaudited	)

	Shares	Market Value
COMMON STOCKS (99.46%)
CONSUMER CYCLICAL - (16.30%)
Advertising (3.75%)
Arbitron, Inc.	6,900	$199,410

Education Services (3.33%)
K12, Inc.**	6,800	177,140

Leisure Time (3.22%)
WMS Industries, Inc.**	4,450	171,370

Restaurants (3.52%)
Buffalo Wild Wings, Inc.**	4,400	187,616

Specialty Stores (2.48%)
Tractor Supply Co.	1,900	132,069

TOTAL CONSUMER CYCLICAL		867,605

CONSUMER STAPLES - (2.22%)
Packaged Foods (2.22%)
Smart Balance, Inc.**	31,000	118,420

TOTAL CONSUMER STAPLES		118,420

ENERGY - (5.82%)
Oil & Gas (5.82%)
Atwood Oceanics, Inc.**	5,750	156,400
SandRidge Energy, Inc.**	26,000	153,400

TOTAL ENERGY		309,800

FINANCIALS - (4.39%)
Diversified Financial Services (4.39%)
Affiliated Managers Group, Inc.**	3,300	233,739

TOTAL FINANCIALS		233,739

HEALTHCARE - (27.01%)
Biotechnology (5.89%)
Celera Corp.**	11,700	78,273
Nanosphere, Inc.**	9,600	44,160
Onyx Pharmaceuticals, Inc.**	7,350	191,100

		313,533

Healthcare Equipment (6.23%)
Accuray, Inc.**	11,850	77,973
Given Imaging Ltd.**	4,750	76,238
Kinetic Concepts, Inc.**	5,000	177,550

		331,761

Healthcare Products (3.10%)
Merit Medical Systems, Inc.**	9,750	164,970

Healthcare Services (7.00%)
Genoptix, Inc.**	10,750	185,760
IPC The Hospitalist Co., Inc**	7,250	186,687

		372,447

Healthcare Supplies (1.40%)
RTI Biologics, Inc.**	25,800	74,562

Healthcare Technology (3.39%)
athenahealth, Inc.**	6,500	$180,505

TOTAL HEALTHCARE		1,437,778

INDUSTRIALS - (14.15%)
Commercial Services (2.33%)
ICF International, Inc.**	5,400	124,200

Electrical Components (1.46%)
American Superconductor Corp.**	2,575	77,636

Electrical Components & Equipment (1.58%)
GT Solar International, Inc.**	13,000	84,240

Engineering & Construction (3.19%)
Tutor Perini Corp.**	8,800	169,664

Environmental Control (2.31%)
Energy Recovery, Inc.**	30,000	123,000

Machinery Industrial (1.78%)
American Science & Engineering, Inc.	1,200	95,016

Metal Fabrication & Hardware (1.50%)
Kaydon Corp.	2,100	79,779

TOTAL INDUSTRIALS		753,535

MATERIALS - (3.99%)
Chemicals (3.99%)
Calgon Carbon Corp.**	7,800	103,272
Intrepid Potash, Inc.**	4,500	108,900

TOTAL MATERIALS		212,172

TECHNOLOGY - (25.58%)
Application Software (0.90%)
Kenexa Corp.**	4,000	48,120

Communication Equipment (6.79%)
Brocade Communications Systems, Inc.**	30,000	148,500
EZchip Semiconductor Ltd.**	5,000	110,700
Riverbed Technology, Inc.**	2,750	101,998

		361,198

Computers (5.15%)
Compellent Technologies, Inc.**	9,750	130,747
Intermec, Inc.**	13,650	143,325

		274,072

Electronic Manufacturing Services (3.03%)
Jabil Circuit, Inc.	11,125	161,424

Semiconductors (3.73%)
TriQuint Semiconductor, Inc.**	28,650	198,544

Software (5.98%)
CommVault Systems, Inc.**	8,500	157,420
Rosetta Stone, Inc.**	7,500	160,725

		318,145

TOTAL TECHNOLOGY		1,361,503

TOTAL COMMON STOCKS
(Cost $4,955,767)		5,294,552

MUTUAL FUNDS (3.70%)
Fifth Third U.S. Treasury Money Market Fund
(0.02% 7 Day Yield)	196,873	196,873

TOTAL MUTUAL FUNDS

(Cost $196,873)	$196,873

TOTAL INVESTMENTS (103.16%)
(Cost $5,152,640)	$5,491,425

LIABLITIES IN EXCESS OF OTHER ASSETS (-3.16%)	(168,174)

NET ASSETS (100.00%)	$5,323,251

** Non Income Producing Security.

See Notes to Quarterly Statement of Investments.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

JULY 31, 2010 (UNADUTIED)

1. ORGANIZATION:

Organization and Nature of Operations — Stonebridge Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Institutional Small-Cap Growth Fund (formerly the Stonebridge Small-Cap Growth - Institutional Fund) and the Stonebridge Small-Cap Growth Fund, each referred to as a “Series” or a “Fund” of the Trust. Stonebridge Institutional Small-Cap Growth Fund, also referred to as the Institutional Fund, and the Stonebridge Small-Cap Growth Fund, also referred to as the Small-Cap Fund, seek long-term growth of capital, with the production of short-term income as a secondary objective, through investing at least 80% of the Fund’s assets in companies with smaller market capitalizations (defined as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion) and generally investing in common stocks with a strong potential for superior earnings growth over the long-term.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value. Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair Value Committee in accordance with the methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, if a security has not been traded for an extended period of time, or if a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates the Funds’ Net Asset Value, the Fair Value Committee will determine the security’s fair value. In making a determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

Fair Value Measurements — In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2-	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3-	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

Stonebridge Institutional Small-Cap Growth Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,367,548	$–	$–	$12,367,548
Mutual Funds	397,701	–	–	397,701
TOTAL	$12,765,249	$–	$–	$12,765,249
Stonebridge Small-Cap Growth Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,294,552	$–	$–	$5,294,552
Mutual Funds	196,873	–	–	196,873
TOTAL	$5,491,425	$–	$–	$5,491,425

* For detailed Industry descriptions, see the accompanying Statement of Investments.

For the nine months ended July 31, 2010, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

New Accounting Pronouncement — In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after

December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Fund’s financial statement disclosures. The implementation of the ASC did not have a material effect on the Company’s financial disclosures contained in this Report.

3. UNREALIZED APPRECIATION AND DEPRECIAITION ON INVESTMENTS

Stonebridge Institutional Small-Cap Growth Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	1,461,020
Gross depreciation (excess of tax cost over value)	(752,387)

Net unrealized appreciation/(depreciation)	708,633

Cost of investments for income tax purposes	12,056,616

Stonebridge Small-Cap Growth Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	654,574
Gross depreciation (excess of tax cost over value)	(319,228)

Net unrealized appreciation/(depreciation)	335,346

Cost of investments for income tax purposes	5,156,079

Item 2 – Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive
Officer

Date:	September 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive
Officer

Date:	September 17, 2010

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer, Principal Financial
Officer

Date:	September 17, 2010